SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE
SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
The preparation of these consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, as well as estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgements, estimates and assumptions affects the amounts reported in these consolidated financial statements. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.
The sources of uncertainty identified by the Group are described together with the applicable Note, as follows:

Significant accounting judgement / source of estimation uncertainty	Described in
Revenue recognition	Note 3
Deferred tax assets and uncertain tax positions	Note 8 and Note 9
Provisions	Note 8
Impairment of non-current assets	Note 11
Control over subsidiaries	Note 15
Depreciation and amortization of non-current assets	Note 12 and Note 13
Fair value of financial instruments	Note 16

CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
Accounting policies are included as relevant in the Notes to these consolidated financial statements. A number of new or amended standards became effective as of January 1, 2018. As a result, the Company has amended its accounting policies accordingly.
The following table presents the transitional impact that adoption of IFRS 9, ‘Financial Instruments’ (“IFRS 9”) and IFRS 15, ‘Revenue from contracts with customers’ (“IFRS 15”) had on the opening balance sheet of the Group, as of January 1, 2018. Further details regarding the impact of IFRS 9 and IFRS 15 can be found below.

	December 31, 2017*	Impact of IFRS 9		Impact of IFRS 15
		Classification and measurement	Impairment	Revenue and customer acquisition costs	January 1, 2018

Assets
Non-current assets
Investments in joint ventures and associates	1,921	(25)	(10)	38	1,924
Deferred tax assets	336	—	2	(12)	326
Other financial assets
Available for sale	18	(18)	—	—	—
Fair value through other comprehensive income	—	18	—	—	18
Other assets	263	—	—	93	356

Current assets
Trade and other receivables
Trade and other receivables, gross	924	—	—	—	924
Allowance for doubtful debt	(169)	—	(14)		(183)

Other financial assets
Available for sale	53	(53)	—	—	—
Fair value through profit or loss		20			20
Fair value through other comprehensive income	—	33	—	—	33
Other assets	418	—	—	(4)	414

Equity
Equity attributable to equity owners of the parent	4,331	(25)	(16)	87	4,377
Non-controlling interests	(441)	—	(4)	15	(430)

Liabilities
Other liabilities (current)	1,353	—	—	(1)	1,352
Deferred tax liabilities	376	—	(2)	14	388

* Opening balance sheet numbers are represented following retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (Note 10)
IFRS 15 ‘Revenue from contracts with customers’
IFRS 15 replaces IAS 18 ‘Revenue’ and IAS 11 ‘Construction contracts’ and related interpretations. IFRS 15 addresses revenue recognition for contracts with customers as well as treatment of incremental costs incurred to obtain a contract with a customer, described in more detail below.
Revenue recognition
Due to the nature of the Group’s existing product offerings (i.e. prevailing pre-paid service offerings), as well as the Group’s accounting policies applied prior to January 1, 2018, the impact of IFRS 15 on revenue recognition by the Group was immaterial, as shown in the table presented earlier in this Note.
Costs of obtaining a contract with customer
Under IFRS 15, certain incremental costs incurred in acquiring a contract with a customer (“customer acquisition costs”), which previously did not qualify for recognition as an asset under any of the other accounting standards, are deferred in the consolidated statement of financial position.
The impact of capitalizing customer acquisition costs upon implementation of IFRS 15 is shown in the table earlier in this Note.
Transition
The standard is effective for annual periods beginning on or after January 1, 2018. The Group has adopted the standard using the modified retrospective approach, which means that the cumulative impact of the adoption has been recognized in retained earnings as of January 1, 2018 and that comparatives have not been restated.
The impact that adoption of IFRS 15 has had on the opening balance sheet of the Group, as of January 1, 2018, is shown in the table presented earlier in this Note. The impact that adoption of IFRS 15 has had on the Group’s profit / (loss) for 2018, if compared to accounting policies that were applied in previous years, was immaterial.
IFRS 9 ‘Financial instruments’
IFRS 9 replaces IAS 39 ‘Financial instruments: Recognition and Measurement’ (“IAS 39”). IFRS 9 impacts the Group’s classification and measurement of financial instruments, impairment of financial assets and hedge accounting, described in more detail below.
Classification and measurement
The new standard requires the Company to assess the classification of financial assets on its balance sheets in accordance with the cash flow characteristics of the financial assets and the relevant business model that the Company has for a specific class of financial assets.
IFRS 9 no longer has an “Available-for-sale” classification for financial assets. The new standard has different requirements for debt or equity financial assets.
Debt instruments should be classified and measured either at:

•	Amortized cost, where the effective interest rate method will apply;

•	Fair value through other comprehensive income, with subsequent recycling to the income statement upon disposal of the financial asset; or

•	Fair value through profit or loss.
Investments in equity instruments, other than those to which consolidation or equity accounting apply, should be classified and measured either at:

•	Fair value through other comprehensive income, with no subsequent recycling to the income statement upon disposal of the financial asset; or

•	Fair value through profit or loss.
The Company continues to initially measure financial assets at its fair value plus transaction cost upon initial recognition, except for financial assets measured at fair value through profit and loss, consistent with current practices. The classification for the majority of financial assets has not been impacted by the transition to IFRS 9 on January 1, 2018. The reclassifications upon transition to IFRS 9 are shown in the table presented earlier in this Note.
Impairment (allowance for doubtful debt)
IFRS 9 introduces the Expected Credit Loss model, which replaces the incurred loss model of IAS 39 whereby an allowance for doubtful debt was required only in circumstances where a loss event has occurred. By contrast, the Expected Credit Loss model requires the Company to recognize an allowance for doubtful debt on all financial assets carried at amortized cost (including, for example, ‘Trade receivables’), as well as debt instruments classified as financial assets carried at fair value through other comprehensive income (for example, government bonds held for liquidity purposes), since initial recognition, irrespective whether a loss event has occurred.
As a result, the allowance for doubtful debt of the Company has increased upon implementation of IFRS 9 on January 1, 2018. The impact of applying the Expected Credit Loss model is shown in the table earlier in this Note.
Hedge Accounting
IFRS 9 allows for more possibilities for the Company to apply hedge accounting (for example, risk components of non-financial assets or liabilities may be designated as part of a hedging relationship). In addition, the requirements of the standard have been more closely aligned with the Company’s risk management policies and hedge effectiveness will be measured prospectively.
Transition
The Group has adopted the standard using the modified retrospective approach for classification and measurement and impairment. This means that the cumulative impact of the adoption has been recognized in retained earnings as of January 1, 2018 and that comparatives are not restated.
All hedge accounting relationships existing as of January 1, 2018 have been continued under IFRS 9.
The Company has retrospectively adopted the cost of hedging approach for foreign currency basis spreads existing in cross-currency interest rate swaps used in a hedging relationship, the impact of which is immaterial to the consolidated financial results and position of the Group.
NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS NOT YET ADOPTED BY THE GROUP
IFRIC 23 ‘Uncertainty over income tax treatments’
The Interpretation clarifies the application of recognition and measurement requirements in IAS 12 ‘Income Taxes’ when there is uncertainty over income tax treatments. The Group has assessed the impact of IFRIC 23, which will not be material to the consolidated financial statements of the Group upon adoption in 2019.
IFRS 16 ‘Leases’
IFRS 16 replaces IAS 17 Leases, the current lease accounting standard and will become effective on January 1, 2019. The new lease standard will require assets leased by the Company to be recognized on the statement of financial position of the Company with a corresponding liability.
During 2018, the Group has performed a detailed impact assessment of IFRS 16. In summary the impact of IFRS 16 adoption is expected to be, as follows:

	December 31, 2018	Impact of IFRS 16	January 1, 2019
Assets
Non-current assets
Property and equipment
Property and equipment	4,932	(71)	4,861
Right-of-use assets	—	2,023	2,023
Intangible assets	1,854	(15)	1,839
Goodwill	3,816	—	3,816
Deferred tax assets	197	—	197
Other financial assets	193	(1)	192
Total non-current assets	10,992	1,936	12,928

Current assets
Trade and other receivables	577	(61)	516
Other current assets	2,516	—	2,516
Total current assets	3,093	(61)	3,032

Assets classified as held for sale	17	4	21

Total assets	14,102	1,879	15,981

Equity
Equity attributable to equity owners of the parent	3,670	(3)	3,667
Non-controlling interest	(891)	(1)	(892)
Total equity	2,779	(4)	2,775

Non-current liabilities
Financial liabilities	6,567	(45)	6,522
Provisions	110	—	110
Lease liabilities	—	1,638	1,638
Deferred tax liabilities	180	—	180
Other liabilities	53	(9)	44
Total non-current liabilities	6,910	1,584	8,494

Current liabilities
Trade and other payables	1,432	(54)	1,378
Other financial liabilities	1,289	(6)	1,283
Lease liabilities	—	361	361
Provisions	398	(3)	395
Other liabilities	1,290	(3)	1,287
Total current liabilities	4,409	295	4,704

Liabilities associated with assets held for sale	4	4	8

Total equity and liabilities	14,102	1,879	15,981

The Company, as a lessee, will recognize a right-of-use asset and a lease liability on the lease commencement date.
Upon initial recognition the right of use asset is measured as the amount equal to initially measure lease liability adjusted for lease prepayments, initial direct cost, lease incentives and the discounted estimated asset retirement obligation. Subsequently the right of use assets will be measured at cost net of any accumulated depreciation and accumulated impairment losses. Depreciation is calculated on a straight-line basis over the shorter estimated useful lives of the right-of-use assets or the lease term.
The lease liability is measured upon initial recognition at the present value of the future lease and related fixed services payments over the lease term, discounted with the interest rate implicit to the lease or Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate. Subsequently lease liabilities are measured at amortized cost using the effective interest rate method.
Right-of-use assets and lease liabilities will be remeasured subsequently if one of the following events occurs:

•	Change in lease price due to indexation or rate which has become effective in reporting period

•	Modifications to the lease contract

•	Reassessment of the lease term
Leases which are short term in nature (less than 12 months including extension options) and leases of low value items will continue to be expensed in the Income Statement as incurred.
Transition
The Company will adopt IFRS 16 on the date the standard becomes effective, January 1, 2019. The Group will adopt the standard using the modified retrospective approach. This means that the cumulative impact of the adoption will be recognized in retained earnings as of January 1, 2019 and that comparatives will not be restated.
The Group will use the following practical expedients when adopting IFRS 16 on its effective date:

•
to apply IFRS 16 only to contracts that were previously assessed as leases in accordance with the previous IFRS standards (IAS 17 Leases and IFRIC 4 Determining whether and Arrangement contains a Lease)

•	to apply a single discount rate to a portfolio of leases with reasonably similar characteristics as permitted by IFRS 16

•	to exclude initial direct cost from the measurement of if the right-of-use asset as at January 1, 2019.

•	Application of the Group onerous contract provision process as the impairment assessment of right-of-use assets upon transition.
The weighted-average incremental rate applied to lease liabilities expected to be recognized on January 1, 2019 is 9.62%.
Carrying values of property and equipment and financial liabilities related to finance leases as of December 31, 2018 will be reclassified to right-of-use assets and lease liabilities, respectively on January 1, 2019. These carrying values related to finance leases will not be remeasured at the transition date.
Significant judgments upon adoption IFRS 16
Lease term judgments: IFRS 16 requires the Company to assess the lease term as the non-cancelable lease term in line with the lease contract together with the period for which the Company has extension options which the Company is reasonably certain to exercise and the periods for which the Company has termination options for which the Company is not reasonably certain to exercise those termination options.
A significant portion of the lease contracts included within Company’s lease portfolio includes lease contracts which are extendable through mutual agreement between VEON and the lessor or lease contracts which are cancelable by the Company on immediately or on short notice. In assessing the lease term for the adoption of IFRS 16, the Company concluded that these cancelable future lease periods should be included within the lease term, which represents an increase to the future lease payments used in determining the lease liability upon initial recognition. The reasonably certain period used to determine the lease term is based on facts and circumstances related to the underlying leased asset and lease contracts.
The following table reconciles the Company’s operating lease commitments as of December 31, 2018, to the lease liabilities expected to be recognized upon initial application of IFRS 16 on January 1, 2019.

US$

Operating lease commitments as of December 31, 2018 (see Note 4)	632
Increase in lease commitments of cancellable leases included in reasonably certain lease term	1,846
Use of IFRS 16 practical expedients (old lease accounting continues for exceptions)	(4)
Leases commencing subsequent to transition date committed to as of December 31, 2018	(47)
Accruals included in the lease liability calculation	59
Other	22
Total undiscounted lease payments which are reasonably certain	2,508

Discounting effect using incremental borrowing rate	(559)
IAS 17 finance lease liabilities recognized on balance sheet as of December 31, 2018 (discounted)	54

Expected IFRS 16 Lease liability recognized on balance sheet as of January 1, 2019	2,003

Expected IFRS 16 lease liability presented as
Non-current	1,638
Current	361
Liabilities associated with assets held for sale	4
2,003

Amsterdam, March 14, 2019
VEON Ltd.